Ordinary Shares (Details)	12 Months Ended
Jun. 30, 2024 shares
Ordinary Shares [Line Items]
Ordinary shares issued in exchange for shares	2,773,046
South Pacific [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	2,000,000
Flying Height [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	2,250,000
EF Hutton [Member]
Ordinary Shares [Line Items]
Ordinary shares issued in exchange for shares	57,500